Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000027972 | 36451018Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027972 | 36451001Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027972 | 36450988AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027972 | 36451007Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027972 | 36450985Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | 36451012Halma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 36450982Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027972 | 36450993London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027972 | 36450990Beazley plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027972 | 36450981On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000027972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000027972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000027972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027972 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000027972 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000027972 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027972 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027972 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027972 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027972 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027972 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027972 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027972 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027975 | 36451018Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027975 | 36451001Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027975 | 36450988AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027975 | 36451007Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027975 | 36450985Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | 36451012Halma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 36450982Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027975 | 36450993London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027975 | 36450990Beazley plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027975 | 36450981On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027975 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027975 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027975 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000027975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000027975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000027975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027975 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027975 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000027975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000027975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027975 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027975 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027975 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027975 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027975 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027974 | 36451018Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027974 | 36451001Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027974 | 36450988AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027974 | 36451007Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027974 | 36450985Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | 36451012Halma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 36450982Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027974 | 36450993London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027974 | 36450990Beazley plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027974 | 36450981On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027974 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027974 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027974 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000027974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000027974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000027974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027974 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027974 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000027974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000027974 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027974 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027974 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027974 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027974 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027974 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027974 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027974 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027978 | 36451018Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027978 | 36451001Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027978 | 36450988AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027978 | 36451007Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027978 | 36450985Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | 36451012Halma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 36450982Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027978 | 36450993London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027978 | 36450990Beazley plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027978 | 36450981On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027978 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027978 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027978 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000027978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000027978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000027978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027978 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027978 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000027978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000027978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027978 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027978 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027978 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027978 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027978 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230902 | 36451018Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230902 | 36451001Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230902 | 36450988AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230902 | 36451007Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230902 | 36450985Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | 36451012Halma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 36450982Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230902 | 36450993London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230902 | 36450990Beazley plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230902 | 36450981On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230902 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230902 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230902 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000230902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000230902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000230902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000230902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230902 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230902 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000230902 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000230902 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230902 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230902 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230902 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230902 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230902 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230902 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230902 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230902 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230902 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%